The maturity schedule of the minimum required future payments are presented below (Details) R$ in Thousands	Sep. 30, 2021 BRL (R$)
PresentationOfLeasesForLesseeLineItems [Line Items]
Current	R$ 485,905
Non-current	2,069,305
Future payments of finance leases	2,555,210
Later than one year and not later than two years [member]
PresentationOfLeasesForLesseeLineItems [Line Items]
Future payments of finance leases	132,751
Later than two years and not later than three years [member]
PresentationOfLeasesForLesseeLineItems [Line Items]
Future payments of finance leases	444,474
Later than three years and not later than four years [member]
PresentationOfLeasesForLesseeLineItems [Line Items]
Future payments of finance leases	326,767
Later than four years and not later than five years [member]
PresentationOfLeasesForLesseeLineItems [Line Items]
Future payments of finance leases	234,653
Later than five years [member]
PresentationOfLeasesForLesseeLineItems [Line Items]
Future payments of finance leases	R$ 930,660